NET LOANS RECEIVABLE (Schedule of Performing and Non-Performing Loans) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 72,237	$ 65,153
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,163	3,431
Performing Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	72,002	64,907
Performing Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,163	3,431
Nonperforming Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	235	246
Nonperforming Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable